UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21611

Name of Fund: S&P 500 (R) GEARED (SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500 (R) GEARED (SM) Fund Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                  10,900          Boeing Co.                                                               $     719,400
Defense - 2.3%                2,700          General Dynamics Corp.                                                         295,758
                              1,200          Goodrich Corp.                                                                  49,152
                             10,600          Honeywell International, Inc.                                                  388,278
                              1,578          L-3 Communications Holdings, Inc.                                              120,843
                              5,400          Lockheed Martin Corp.                                                          350,298
                              4,900          Northrop Grumman Corp.                                                         270,725
                              5,700          Raytheon Co.                                                                   222,984
                              2,000          Rockwell Collins, Inc.                                                          95,360
                             13,200          United Technologies Corp.                                                      677,820
                                                                                                                      -------------
                                                                                                                          3,190,618
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                 3,900          FedEx Corp.                                                                    315,939
Logistics - 1.0%                900          Ryder System, Inc.                                                              32,940
                             14,400          United Parcel Service, Inc. Class B                                            995,904
                                                                                                                      -------------
                                                                                                                          1,344,783
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%               2,500          Delta Air Lines, Inc. (a)                                                        9,400
                              9,200          Southwest Airlines Co.                                                         128,156
                                                                                                                      -------------
                                                                                                                            137,556
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%        1,200          Cooper Tire & Rubber Co.                                                        22,284
                              2,600          Dana Corp.                                                                      39,026
                              6,100          Delphi Corp.                                                                    28,365
                              2,700          The Goodyear Tire & Rubber Co. (a)                                              40,230
                              2,200          Johnson Controls, Inc.                                                         123,926
                              1,000          Visteon Corp.                                                                    6,030
                                                                                                                      -------------
                                                                                                                            259,861
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%           22,700          Ford Motor Co.                                                                 232,448
                              7,500          General Motors Corp.                                                           255,000
                              3,900          Harley-Davidson, Inc.                                                          193,440
                                                                                                                      -------------
                                                                                                                            680,888
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%              9,800          Anheuser-Busch Cos., Inc.                                                      448,350
                              1,300          Brown-Forman Corp. Class B                                                      78,598
                             29,100          The Coca-Cola Co.                                                            1,214,925
                              5,100          Coca-Cola Enterprises, Inc.                                                    112,251
                                900          Molson Coors Brewing Co. Class B                                                55,800
                              2,800          Pepsi Bottling Group, Inc.                                                      80,108
                             21,500          PepsiCo, Inc.                                                                1,159,495
                                                                                                                      -------------
                                                                                                                          3,149,527
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%         16,000          Amgen, Inc. (a)                                                                967,360
                              2,200          Applera Corp. - Applied Biosystems Group                                        43,274
                              4,400          Biogen Idec, Inc. (a)                                                          151,580
                              2,100          Chiron Corp. (a)                                                                73,269
                              3,000          Genzyme Corp. (a)                                                              180,270
                              5,300          Gilead Sciences, Inc. (a)                                                      233,147
                              3,200          Medimmune, Inc. (a)                                                             85,504
                                                                                                                      -------------
                                                                                                                          1,734,404
-----------------------------------------------------------------------------------------------------------------------------------
Building                      2,400          American Standard Cos., Inc.                                                   100,608
Products - 0.2%               5,500          Masco Corp.                                                                    174,680
                                                                                                                      -------------
                                                                                                                            275,288
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%        9,700          The Bank of New York Co., Inc.                                           $     279,166
                              1,400          The Bear Stearns Cos., Inc.                                                    145,516
                             16,100          The Charles Schwab Corp.                                                       181,608
                              4,200          E*Trade Financial Corp. (a)                                                     58,758
                              1,000          Federated Investors, Inc. Class B                                               30,010
                              2,700          Franklin Resources, Inc.                                                       207,846
                              5,900          Goldman Sachs Group, Inc.                                                      601,918
                              2,500          Janus Capital Group, Inc.                                                       37,600
                              3,600          Lehman Brothers Holdings, Inc.                                                 357,408
                              4,900          Mellon Financial Corp.                                                         140,581
                             11,900          Merrill Lynch & Co., Inc. (b)                                                  654,619
                             14,300          Morgan Stanley                                                                 750,321
                              2,900          Northern Trust Corp.                                                           132,211
                              4,600          State Street Corp.                                                             221,950
                              1,400          T. Rowe Price Group, Inc.                                                       87,640
                                                                                                                      -------------
                                                                                                                          3,887,152
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%              2,900          Air Products & Chemicals, Inc.                                                 174,870
                             12,000          The Dow Chemical Co.                                                           534,360
                             13,000          E.I. du Pont de Nemours & Co.                                                  559,130
                              1,100          Eastman Chemical Co.                                                            60,665
                              2,900          Ecolab, Inc.                                                                    93,844
                              1,200          Engelhard Corp.                                                                 34,260
                              1,000          Great Lakes Chemical Corp.                                                      31,470
                              1,000          Hercules, Inc. (a)                                                              14,150
                              1,000          International Flavors & Fragrances, Inc.                                        36,220
                              3,600          Monsanto Co.                                                                   226,332
                              2,000          PPG Industries, Inc.                                                           125,520
                              3,800          Praxair, Inc.                                                                  177,080
                              2,500          Rohm & Haas Co.                                                                115,850
                              1,000          Sigma-Aldrich Corp.                                                             56,040
                                                                                                                      -------------
                                                                                                                          2,239,791
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                    4,000          AmSouth Bancorp                                                                104,000
Banks - 5.9%                  6,700          BB&T Corp.                                                                     267,799
                             52,100          Bank of America Corp.                                                        2,376,281
                              2,400          Comerica, Inc.                                                                 138,720
                              1,551          Compass Bancshares, Inc.                                                        69,795
                              7,000          Fifth Third Bancorp                                                            288,470
                              1,700          First Horizon National Corp.                                                    71,740
                              2,400          Huntington Bancshares, Inc.                                                     57,936
                              4,700          Keycorp                                                                        155,805
                              1,300          M&T Bank Corp.                                                                 136,708
                              2,500          Marshall & Ilsley Corp.                                                        111,125
                              8,000          National City Corp.                                                            272,960
                              5,700          North Fork Bancorporation, Inc.                                                160,113
                              3,900          PNC Financial Services Group, Inc.                                             212,394
                              5,400          Regions Financial Corp.                                                        182,952
                              4,500          SunTrust Banks, Inc.                                                           325,080
                              3,500          Synovus Financial Corp.                                                        100,345
                             23,800          U.S. Bancorp                                                                   694,960
                             20,300          Wachovia Corp.                                                               1,006,880

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                             21,800          Wells Fargo & Co.                                                        $   1,342,444
                              1,200          Zions Bancorporation                                                            88,236
                                                                                                                      -------------
                                                                                                                          8,164,743
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &         3,400          Allied Waste Industries, Inc. (a)                                               26,962
Supplies - 0.7%               1,500          Avery Dennison Corp.                                                            79,440
                             13,100          Cendant Corp.                                                                  293,047
                              2,200          Cintas Corp.                                                                    84,920
                              1,400          Equifax, Inc.                                                                   49,994
                              1,600          Monster Worldwide, Inc. (a)                                                     45,888
                              2,600          Pitney Bowes, Inc.                                                             113,230
                              2,400          R.R. Donnelley & Sons Co.                                                       82,824
                              1,900          Robert Half International, Inc.                                                 47,443
                              6,800          Waste Management, Inc.                                                         192,712
                                                                                                                      -------------
                                                                                                                          1,016,460
-----------------------------------------------------------------------------------------------------------------------------------
Communications                1,128          ADC Telecommunications, Inc. (a)                                                24,557
Equipment - 2.6%              2,300          Andrew Corp. (a)                                                                29,348
                              5,200          Avaya, Inc. (a)                                                                 43,264
                              8,800          Ciena Corp. (a)                                                                 18,392
                             82,700          Cisco Systems, Inc. (a)                                                      1,580,397
                              2,600          Comverse Technology, Inc. (a)                                                   61,490
                             17,600          Corning, Inc. (a)                                                              292,512
                             23,500          JDS Uniphase Corp. (a)                                                          35,720
                             53,800          Lucent Technologies, Inc. (a)                                                  156,558
                             31,100          Motorola, Inc.                                                                 567,886
                             21,200          Qualcomm, Inc.                                                                 699,812
                              2,000          Scientific-Atlanta, Inc.                                                        66,540
                              7,100          Tellabs, Inc. (a)                                                               61,770
                                                                                                                      -------------
                                                                                                                          3,638,246
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                  10,400          Apple Computer, Inc. (a)                                                       382,824
Peripherals - 3.6%           31,300          Dell, Inc. (a)                                                               1,236,663
                             29,800          EMC Corp. (a)                                                                  408,558
                              3,900          Gateway, Inc. (a)                                                               12,870
                             37,800          Hewlett-Packard Co.                                                            888,678
                             21,000          International Business Machines Corp.                                        1,558,200
                              1,800          Lexmark International, Inc. Class A (a)                                        116,694
                              2,400          NCR Corp. (a)                                                                   84,288
                              4,200          Network Appliance, Inc. (a)                                                    118,734
                              1,300          QLogic Corp. (a)                                                                40,131
                             41,600          Sun Microsystems, Inc. (a)                                                     155,168
                                                                                                                      -------------
                                                                                                                          5,002,808
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                1,300          Fluor Corp.                                                                     74,867
Engineering - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Construction                  1,100          Vulcan Materials Co.                                                            71,489
Materials - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                     15,300          American Express Co.                                                           814,419
Finance - 1.3%                3,000          Capital One Financial Corp.                                                    240,030
                             15,900          MBNA Corp.                                                                     415,944
                              3,300          Providian Financial Corp. (a)                                                   58,179
                              5,500          SLM Corp.                                                                      279,400
                                                                                                                      -------------
                                                                                                                          1,807,972
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                  1,200          Ball Corp.                                                               $      43,152
Packaging - 0.2%              1,000          Bemis Co.                                                                       26,540
                              1,500          Pactiv Corp. (a)                                                                32,370
                              1,100          Sealed Air Corp. (a)                                                            54,769
                              1,600          Temple-Inland, Inc.                                                             59,440
                                                                                                                      -------------
                                                                                                                            216,271
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%           1,900          Genuine Parts Co.                                                               78,071
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer          2,200          Apollo Group, Inc. Class A (a)                                                 172,084
Services - 0.2%               2,200          H&R Block, Inc.                                                                128,370
                                                                                                                      -------------
                                                                                                                            300,454
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial         2,700          CIT Group, Inc.                                                                116,019
Services - 3.7%              67,200          Citigroup, Inc.                                                              3,106,656
                             45,600          JPMorgan Chase & Co.                                                         1,610,592
                              3,400          Moody's Corp.                                                                  152,864
                              3,600          Principal Financial Group                                                      150,840
                                                                                                                      -------------
                                                                                                                          5,136,971
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                  10,700          AT&T Corp.                                                                     203,728
Telecommunication             3,600          Alltel Corp.                                                                   224,208
Services - 2.9%              23,000          BellSouth Corp.                                                                611,110
                              1,800          CenturyTel, Inc.                                                                62,334
                              5,500          Citizens Communications Co.                                                     73,920
                             20,900          Qwest Communications International Inc. (a)                                     77,539
                             42,400          SBC Communications, Inc.                                                     1,007,000
                             18,900          Sprint Corp.                                                                   474,201
                             35,600          Verizon Communications, Inc.                                                 1,229,980
                                                                                                                      -------------
                                                                                                                          3,964,020
-----------------------------------------------------------------------------------------------------------------------------------
Electric                      1,900          Allegheny Energy, Inc. (a)                                                      47,918
Utilities - 2.2%              2,200          Ameren Corp.                                                                   121,660
                              4,600          American Electric Power Co., Inc.                                              169,602
                              3,300          Centerpoint Energy, Inc.                                                        43,593
                              2,400          Cinergy Corp.                                                                  107,568
                              3,400          Consolidated Edison, Inc.                                                      159,256
                              1,900          DTE Energy Co.                                                                  88,863
                              4,200          Edison International                                                           170,310
                              2,900          Entergy Corp.                                                                  219,095
                              8,300          Exelon Corp.                                                                   426,039
                              5,000          FPL Group, Inc.                                                                210,300
                              4,600          FirstEnergy Corp.                                                              221,306
                              5,000          PG&E Corp.                                                                     187,700
                              2,500          PPL Corp.                                                                      148,450
                              1,400          Pinnacle West Capital Corp.                                                     62,230
                              3,600          Progress Energy, Inc.                                                          162,864
                              9,800          The Southern Co.                                                               339,766
                              1,900          TECO Energy, Inc.                                                               35,929
                              4,400          Xcel Energy, Inc.                                                               85,888
                                                                                                                      -------------
                                                                                                                          3,008,337
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical                    2,200          American Power Conversion Corp.                                          $      51,898
Equipment - 0.4%              1,300          Cooper Industries Ltd. Class A                                                  83,070
                              5,200          Emerson Electric Co.                                                           325,676
                              2,100          Rockwell Automation, Inc.                                                      102,291
                                                                                                                      -------------
                                                                                                                            562,935
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &        5,700          Agilent Technologies, Inc. (a)                                                 131,214
Instruments - 0.3%            2,300          Jabil Circuit, Inc. (a)                                                         70,679
                              2,100          Molex, Inc.                                                                     54,684
                              8,400          Sanmina-SCI Corp. (a)                                                           45,948
                             10,900          Solectron Corp. (a)                                                             41,311
                              2,600          Symbol Technologies, Inc.                                                       25,662
                                900          Tektronix, Inc.                                                                 20,943
                                                                                                                      -------------
                                                                                                                            390,441
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &            2,300          BJ Services Co.                                                                120,704
Services - 1.3%               4,100          Baker Hughes, Inc.                                                             209,756
                              6,300          Halliburton Co.                                                                301,266
                              2,000          Nabors Industries Ltd. (a)                                                     121,240
                              2,307          National Oilwell Varco, Inc. (a)                                               109,675
                              2,000          Noble Corp.                                                                    123,020
                              1,600          Rowan Cos., Inc.                                                                47,536
                              7,500          Schlumberger Ltd.                                                              569,550
                              3,900          Transocean, Inc. (a)                                                           210,483
                                                                                                                      -------------
                                                                                                                          1,813,230
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                5,300          Albertson's, Inc.                                                              109,604
Retailing - 2.9%              9,800          CVS Corp.                                                                      284,886
                              6,100          Costco Wholesale Corp.                                                         273,402
                              8,600          The Kroger Co. (a)                                                             163,658
                              6,400          Safeway, Inc.                                                                  144,576
                              1,900          Supervalu, Inc.                                                                 61,959
                              7,800          Sysco Corp.                                                                    282,282
                             43,300          Wal-Mart Stores, Inc.                                                        2,087,060
                             12,800          Walgreen Co.                                                                   588,672
                                                                                                                      -------------
                                                                                                                          3,996,099
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%          8,500          Archer-Daniels-Midland Co.                                                     181,730
                              4,700          Campbell Soup Co.                                                              144,619
                              6,100          ConAgra Foods, Inc.                                                            141,276
                              4,600          General Mills, Inc.                                                            215,234
                              4,500          H.J. Heinz Co.                                                                 159,390
                              3,100          The Hershey Co.                                                                192,510
                              4,800          Kellogg Co.                                                                    213,312
                              1,400          McCormick & Co., Inc.                                                           45,752
                              9,300          Sara Lee Corp.                                                                 184,233
                              2,600          Wm. Wrigley Jr. Co.                                                            178,984
                                                                                                                      -------------
                                                                                                                          1,657,040
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%          1,700          KeySpan Corp.                                                                   69,190
                              2,800          NiSource, Inc.                                                                  69,244
                                800          Nicor, Inc.                                                                     32,936
                                300          Peoples Energy Corp.                                                            13,038
                                                                                                                      -------------
                                                                                                                            184,408
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                     800          Bausch & Lomb, Inc.                                                      $      66,400
Equipment &                   7,600          Baxter International, Inc.                                                     281,960
Supplies - 2.2%               3,400          Becton Dickinson & Co.                                                         178,398
                              3,500          Biomet, Inc.                                                                   121,240
                             10,100          Boston Scientific Corp. (a)                                                    272,700
                              1,400          CR Bard, Inc.                                                                   93,114
                              1,500          Fisher Scientific International (a)                                             97,350
                              4,100          Guidant Corp.                                                                  275,930
                              1,700          Hospira, Inc. (a)                                                               66,300
                             15,500          Medtronic, Inc.                                                                802,745
                                700          Millipore Corp. (a)                                                             39,711
                              1,300          PerkinElmer, Inc.                                                               24,570
                              4,800          St. Jude Medical, Inc. (a)                                                     209,328
                              5,000          Stryker Corp.                                                                  237,800
                              1,800          Thermo Electron Corp. (a)                                                       48,366
                              1,300          Waters Corp. (a)                                                                48,321
                              3,100          Zimmer Holdings, Inc. (a)                                                      236,127
                                                                                                                      -------------
                                                                                                                          3,100,360
-----------------------------------------------------------------------------------------------------------------------------------
Health Care                   4,000          Aetna, Inc. New Shares                                                         331,280
Providers &                   1,500          AmerisourceBergen Corp.                                                        103,725
Services - 2.8%               5,300          Cardinal Health, Inc.                                                          305,174
                              5,500          Caremark Rx, Inc. (a)                                                          244,860
                              1,800          Cigna Corp.                                                                    192,654
                              2,000          Express Scripts, Inc. (a)                                                       99,960
                              5,590          HCA, Inc.                                                                      316,785
                              3,300          Health Management Associates, Inc. Class A                                      86,394
                              1,700          Humana, Inc. (a)                                                                67,558
                              2,600          IMS Health, Inc.                                                                64,402
                              1,900          Laboratory Corp. of America Holdings (a)                                        94,810
                              1,200          Manor Care, Inc.                                                                47,676
                              3,700          McKesson Corp.                                                                 165,723
                              3,500          Medco Health Solutions, Inc. (a)                                               186,760
                              2,400          Quest Diagnostics                                                              127,848
                              5,300          Tenet Healthcare Corp. (a)                                                      64,872
                             16,600          UnitedHealth Group, Inc.                                                       865,524
                              7,800          WellPoint, Inc. (a)                                                            543,192
                                                                                                                      -------------
                                                                                                                          3,909,197
-----------------------------------------------------------------------------------------------------------------------------------
Hotels,                       7,000          Carnival Corp.                                                                 381,850
Restaurants &                 1,700          Darden Restaurants, Inc.                                                        56,066
Leisure - 1.6%                1,600          Harrah's Entertainment, Inc.                                                   115,312
                              5,700          Hilton Hotels Corp.                                                            135,945
                              4,300          International Game Technology                                                  121,045
                              2,700          Marriott International, Inc. Class A                                           184,194
                             16,400          McDonald's Corp.                                                               455,100
                              5,200          Starbucks Corp. (a)                                                            268,632
                              2,700          Starwood Hotels & Resorts Worldwide, Inc.                                      158,139
                              1,600          Wendy's International, Inc.                                                     76,240
                              3,700          Yum! Brands, Inc.                                                              192,696
                                                                                                                      -------------
                                                                                                                          2,145,219
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Household                     1,000          Black & Decker Corp.                                                     $      89,850
Durables - 0.7%               1,600          Centex Corp.                                                                   113,072
                              1,700          Fortune Brands, Inc.                                                           150,960
                              1,200          KB Home                                                                         91,476
                              2,100          Leggett & Platt, Inc.                                                           55,818
                              1,200          Maytag Corp.                                                                    18,792
                              3,700          Newell Rubbermaid, Inc.                                                         88,208
                              1,700          Pulte Homes, Inc.                                                              143,225
                                800          Snap-On, Inc.                                                                   27,440
                              1,200          The Stanley Works                                                               54,648
                              1,100          Whirlpool Corp.                                                                 77,121
                                                                                                                      -------------
                                                                                                                            910,610
-----------------------------------------------------------------------------------------------------------------------------------
Household                     2,200          Clorox Co.                                                                     122,584
Products - 1.9%               7,000          Colgate-Palmolive Co.                                                          349,370
                              6,400          Kimberly-Clark Corp.                                                           400,576
                             31,900          Procter & Gamble Co.                                                         1,682,725
                                                                                                                      -------------
                                                                                                                          2,555,255
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%            1,700          Affiliated Computer Services, Inc. Class A (a)                                  86,870
                              7,200          Automatic Data Processing, Inc.                                                302,184
                              2,600          Computer Sciences Corp. (a)                                                    113,620
                              1,400          Convergys Corp. (a)                                                             19,908
                              6,500          Electronic Data Systems Corp.                                                  125,125
                             10,000          First Data Corp.                                                               401,400
                              2,600          Fiserv, Inc. (a)                                                               111,670
                              4,800          Paychex, Inc.                                                                  156,192
                              2,000          Sabre Holdings Corp. Class A                                                    39,900
                              3,700          Sungard Data Systems, Inc. (a)                                                 130,129
                              3,800          Unisys Corp. (a)                                                                24,054
                                                                                                                      -------------
                                                                                                                          1,511,052
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power             7,600          The AES Corp. (a)                                                              124,488
Producers &                   8,400          Calpine Corp. (a)                                                               28,560
Energy                        1,900          Constellation Energy Group, Inc.                                               109,611
Traders - 0.6%               11,700          Duke Energy Corp.                                                              347,841
                              3,800          Dynegy, Inc. Class A (a)                                                        18,468
                              3,200          TXU Corp.                                                                      265,888
                                                                                                                      -------------
                                                                                                                            894,856
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                   10,000          3M Co.                                                                         723,000
Conglomerates - 4.6%        136,600          General Electric Co.                                                         4,733,190
                              1,600          Textron, Inc.                                                                  121,360
                             25,900          Tyco International Ltd.                                                        756,280
                                                                                                                      -------------
                                                                                                                          6,333,830
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%              3,700          ACE Ltd.                                                                       165,945
                              1,400          AMBAC Financial Group, Inc.                                                     97,664
                              4,200          AON Corp.                                                                      105,168
                              6,900          Aflac, Inc.                                                                    298,632
                              8,500          The Allstate Corp.                                                             507,875
                             33,500          American International Group, Inc.                                           1,946,350
                              2,400          Chubb Corp.                                                                    205,464
                              1,890          Cincinnati Financial Corp.                                                      74,768

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                              3,700          Hartford Financial Services Group, Inc.                                  $     276,686
                              1,500          Jefferson-Pilot Corp.                                                           75,630
                              2,000          Lincoln National Corp.                                                          93,840
                              2,100          Loews Corp.                                                                    162,750
                              1,900          MBIA, Inc.                                                                     112,689
                              7,100          Marsh & McLennan Cos., Inc.                                                    196,670
                              8,900          Metlife, Inc.                                                                  399,966
                              2,500          The Progressive Corp.                                                          247,025
                              6,500          Prudential Financial, Inc.                                                     426,790
                              1,700          Safeco Corp.                                                                    92,378
                              8,200          The St. Paul Travelers Cos., Inc.                                              324,146
                              1,200          Torchmark Corp.                                                                 62,640
                              4,100          UnumProvident Corp.                                                             75,112
                              2,000          XL Capital Ltd. Class A                                                        148,840
                                                                                                                      -------------
                                                                                                                          6,097,028
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog           15,700          eBay, Inc. (a)                                                                 518,257
Retail - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &          17,000          Yahoo!, Inc. (a)                                                               589,050
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &           1,000          Brunswick Corp.                                                                 43,320
Products - 0.2%               3,700          Eastman Kodak Co.                                                               99,345
                              1,800          Hasbro, Inc.                                                                    37,422
                              4,700          Mattel, Inc.                                                                    86,010
                                                                                                                      -------------
                                                                                                                            266,097
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%              4,500          Caterpillar, Inc.                                                              428,895
                                600          Cummins, Inc.                                                                   44,766
                              3,600          Danaher Corp.                                                                  188,424
                              3,200          Deere & Co.                                                                    209,568
                              2,300          Dover Corp.                                                                     83,674
                              2,000          Eaton Corp.                                                                    119,800
                              1,300          ITT Industries, Inc.                                                           126,919
                              3,600          Illinois Tool Works, Inc.                                                      286,848
                              2,200          Ingersoll-Rand Co. Class A                                                     156,970
                              1,000          Navistar International Corp. (a)                                                32,000
                              2,400          Paccar, Inc.                                                                   163,200
                              1,300          Pall Corp.                                                                      39,468
                              1,600          Parker Hannifin Corp.                                                           99,216
                                                                                                                      -------------
                                                                                                                          1,979,748
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.7%                  7,100          Clear Channel Communications, Inc.                                             219,603
                             28,200          Comcast Corp. Class A (a)                                                      865,740
                                800          Dow Jones & Co., Inc.                                                           28,360
                              3,400          Gannett Co., Inc.                                                              241,842
                              4,800          Interpublic Group of Cos., Inc. (a)                                             58,464
                              1,100          Knight-Ridder, Inc.                                                             67,474
                              4,800          The McGraw-Hill Cos., Inc.                                                     212,400
                                400          Meredith Corp.                                                                  19,624
                              1,600          New York Times Co. Class A                                                      49,840
                             37,000          News Corp. Class A                                                             598,660
                              2,400          Omnicom Group                                                                  191,664
                             60,300          Time Warner, Inc.                                                            1,007,613
                              3,700          Tribune Co.                                                                    130,166
                              3,700          Univision Communications, Inc. Class A (a)                                     101,935

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                             20,800          Viacom, Inc. Class B                                                     $     666,016
                             26,300          Walt Disney Co.                                                                662,234
                                                                                                                      -------------
                                                                                                                          5,121,635
-----------------------------------------------------------------------------------------------------------------------------------
Metals &                     10,800          Alcoa, Inc.                                                                    282,204
Mining - 0.7%                   900          Allegheny Technologies, Inc.                                                    19,854
                              2,600          Freeport-McMoRan Copper & Gold, Inc. Class B                                    97,344
                              5,900          Newmont Mining Corp.                                                           230,277
                              2,100          Nucor Corp.                                                                     95,802
                              1,300          Phelps Dodge Corp.                                                             120,250
                              1,500          United States Steel Corp.                                                       51,555
                                                                                                                      -------------
                                                                                                                            897,286
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%        3,000          CMS Energy Corp. (a)                                                            45,180
                              4,400          Dominion Resources, Inc.                                                       322,916
                              3,100          Public Service Enterprise Group, Inc.                                          188,542
                              3,100          Sempra Energy                                                                  128,061
                                                                                                                      -------------
                                                                                                                            684,699
-----------------------------------------------------------------------------------------------------------------------------------
Multiline                     1,000          Big Lots, Inc. (a)                                                              13,240
Retail - 1.3%                   800          Dillard's, Inc. Class A                                                         18,736
                              3,900          Dollar General Corp.                                                            79,404
                              2,300          Family Dollar Stores, Inc.                                                      60,030
                              2,300          Federated Department Stores                                                    168,544
                              3,700          JC Penney Co., Inc.                                                            194,546
                              4,200          Kohl's Corp. (a)                                                               234,822
                              3,800          The May Department Stores Co.                                                  152,608
                              1,800          Nordstrom, Inc.                                                                122,346
                              1,381          Sears Holdings Corp. (a)                                                       206,971
                             11,200          Target Corp.                                                                   609,392
                                                                                                                      -------------
                                                                                                                          1,860,639
-----------------------------------------------------------------------------------------------------------------------------------
Office                       11,700          Xerox Corp. (a)                                                                161,343
Electronics - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable         1,200          Amerada Hess Corp.                                                             127,812
Fuels - 7.7%                  3,200          Anadarko Petroleum Corp.                                                       262,880
                              4,400          Apache Corp.                                                                   284,240
                              1,000          Ashland, Inc. (a)                                                               71,870
                              4,700          Burlington Resources, Inc.                                                     259,628
                             26,900          Chevron Corp.                                                                1,504,248
                             18,000          ConocoPhillips                                                               1,034,820
                              5,900          Devon Energy Corp.                                                             299,012
                              3,400          EOG Resources, Inc.                                                            193,120
                              7,300          El Paso Corp.                                                                   84,096
                             82,000          Exxon Mobil Corp.                                                            4,712,540
                              1,526          Kerr-McGee Corp.                                                               116,449
                              1,600          Kinder Morgan, Inc.                                                            133,120
                              4,800          Marathon Oil Corp.                                                             256,176
                              4,900          Occidental Petroleum Corp.                                                     376,957
                              1,000          Sunoco, Inc.                                                                   113,680
                              3,400          Unocal Corp.                                                                   221,170
                              3,200          Valero Energy Corp.                                                            253,152
                              6,900          Williams Cos., Inc.                                                            131,100
                              4,533          XTO Energy, Inc.                                                               154,077
                                                                                                                      -------------
                                                                                                                         10,590,147
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                3,000          Georgia-Pacific Corp.                                                    $      95,400
Products - 0.4%               6,100          International Paper Co.                                                        184,281
                              1,600          Louisiana-Pacific Corp.                                                         39,328
                              2,200          MeadWestvaco Corp.                                                              61,688
                              2,900          Weyerhaeuser Co.                                                               184,585
                                                                                                                      -------------
                                                                                                                            565,282
-----------------------------------------------------------------------------------------------------------------------------------
Personal                      1,000          Alberto-Culver Co. Class B                                                      43,330
Products - 0.7%               6,300          Avon Products, Inc.                                                            238,455
                             12,700          The Gillette Co.                                                               643,001
                                                                                                                      -------------
                                                                                                                            924,786
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.3%       20,000          Abbott Laboratories                                                            980,200
                              1,700          Allergan, Inc.                                                                 144,908
                             24,600          Bristol-Myers Squibb Co.                                                       614,508
                             14,600          Eli Lilly & Co.                                                                813,366
                              4,700          Forest Laboratories, Inc. (a)                                                  182,595
                             38,200          Johnson & Johnson                                                            2,483,000
                              3,000          King Pharmaceuticals, Inc. (a)                                                  31,260
                             28,300          Merck & Co., Inc.                                                              871,640
                              3,000          Mylan Laboratories                                                              57,720
                             95,800          Pfizer, Inc.                                                                 2,642,164
                             19,100          Schering-Plough Corp.                                                          364,046
                              1,500          Watson Pharmaceuticals, Inc. (a)                                                44,340
                             17,200          Wyeth                                                                          765,400
                                                                                                                      -------------
                                                                                                                          9,995,147
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%            1,600          Apartment Investment & Management Co. Class A                                   65,472
                              2,200          Archstone-Smith Trust                                                           84,964
                              5,600          Equity Office Properties Trust                                                 185,360
                              4,000          Equity Residential                                                             147,280
                              2,000          Plum Creek Timber Co., Inc.                                                     72,600
                              2,000          Prologis                                                                        80,480
                              3,100          Simon Property Group, Inc.                                                     224,719
                                                                                                                      -------------
                                                                                                                            860,875
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%            4,700          Burlington Northern Santa Fe Corp.                                             221,276
                              2,800          CSX Corp.                                                                      119,448
                              4,700          Norfolk Southern Corp.                                                         145,512
                              3,300          Union Pacific Corp.                                                            213,840
                                                                                                                      -------------
                                                                                                                            700,076
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &              4,600          Advanced Micro Devices, Inc. (a)                                                79,764
Semiconductor                 4,700          Altera Corp. (a)                                                                93,154
Equipment - 3.3%              4,500          Analog Devices, Inc.                                                           167,895
                             20,800          Applied Materials, Inc.                                                        336,544
                              2,700          Applied Micro Circuits Corp. (a)                                                 6,912
                              4,000          Broadcom Corp. Class A (a)                                                     142,040
                              5,546          Freescale Semiconductor, Inc. Class B (a)                                      117,464
                             79,900          Intel Corp.                                                                  2,082,194
                              2,500          Kla-Tencor Corp.                                                               109,250
                              3,800          LSI Logic Corp. (a)                                                             32,262
                              4,200          Linear Technology Corp.                                                        154,098
                              4,100          Maxim Integrated Products, Inc.                                                156,661
                              7,100          Micron Technology, Inc. (a)                                                     72,491

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                              4,100          National Semiconductor Corp.                                             $      90,323
                              1,900          Novellus Systems, Inc. (a)                                                      46,949
                              2,300          Nvidia Corp. (a)                                                                61,456
                              2,700          PMC - Sierra, Inc. (a)                                                          25,191
                              2,600          Teradyne, Inc. (a)                                                              31,122
                             21,100          Texas Instruments, Inc.                                                        592,277
                              4,400          Xilinx, Inc.                                                                   112,200
                                                                                                                      -------------
                                                                                                                          4,510,247
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.9%               6,000          Adobe Systems, Inc.                                                            171,720
                              3,000          Autodesk, Inc.                                                                 103,110
                              2,500          BMC Software, Inc. (a)                                                          44,875
                              2,200          Citrix Systems, Inc. (a)                                                        47,652
                              6,900          Computer Associates International, Inc.                                        189,612
                              4,000          Compuware Corp. (a)                                                             28,760
                              4,000          Electronic Arts, Inc. (a)                                                      226,440
                              2,400          Intuit, Inc. (a)                                                               108,264
                              1,200          Mercury Interactive Corp. (a)                                                   46,032
                            129,600          Microsoft Corp.                                                              3,219,264
                              6,500          Novell, Inc. (a)                                                                40,300
                             58,400          Oracle Corp. (a)                                                               770,880
                              2,500          Parametric Technology Corp. (a)                                                 15,950
                              6,700          Siebel Systems, Inc.                                                            59,630
                              8,500          Symantec Corp. (a)                                                             184,790
                              5,500          Veritas Software Corp. (a)                                                     134,200
                                                                                                                      -------------
                                                                                                                          5,391,479
-----------------------------------------------------------------------------------------------------------------------------------
Specialty                     2,900          Autonation, Inc. (a)                                                            59,508
Retail - 2.4%                 1,000          Autozone, Inc. (a)                                                              92,460
                              3,800          Bed Bath & Beyond, Inc. (a)                                                    158,764
                              4,000          Best Buy Co., Inc.                                                             274,200
                              2,700          Circuit City Stores, Inc.                                                       46,683
                             10,500          The Gap, Inc.                                                                  207,375
                             27,700          Home Depot, Inc.                                                             1,077,530
                              5,300          Limited Brands                                                                 113,526
                              9,600          Lowe's Cos., Inc.                                                              558,912
                              3,500          Office Depot, Inc. (a)                                                          79,940
                              1,500          OfficeMax, Inc.                                                                 44,655
                              2,100          RadioShack Corp.                                                                48,657
                              1,500          The Sherwin-Williams Co.                                                        70,635
                             10,050          Staples, Inc.                                                                  214,266
                              5,700          TJX Cos., Inc.                                                                 138,795
                              2,200          Tiffany & Co.                                                                   72,072
                              2,300          Toys "R" US, Inc. (a)                                                           60,904
                                                                                                                      -------------
                                                                                                                          3,318,882
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &           4,400          Coach, Inc. (a)                                                                147,708
Luxury Goods - 0.5%           1,700          Jones Apparel Group, Inc.                                                       52,768
                              1,100          Liz Claiborne, Inc.                                                             43,736
                              3,100          Nike, Inc. Class B                                                             268,460
                                900          Reebok International Ltd.                                                       37,647
                              1,200          VF Corp.                                                                        68,664
                                                                                                                      -------------
                                                                                                                            618,983
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                             Shares
Industry*                      Held          Common Stocks                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage            7,200          Countrywide Financial Corp.                                              $     277,992
Finance - 1.8%               12,400          Fannie Mae                                                                     724,160
                              8,700          Freddie Mac                                                                    567,501
                              3,900          Golden West Financial Corp.                                                    251,082
                              1,100          MGIC Investment Corp.                                                           71,742
                              4,200          Sovereign Bancorp, Inc.                                                         93,828
                             10,900          Washington Mutual, Inc.                                                        443,521
                                                                                                                      -------------
                                                                                                                          2,429,826
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%               26,600          Altria Group, Inc.                                                           1,719,956
                              1,600          Reynolds American, Inc.                                                        126,080
                              2,200          UST, Inc.                                                                      100,452
                                                                                                                      -------------
                                                                                                                          1,946,488
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &           1,000          WW Grainger, Inc.                                                               54,790
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                     14,400          Nextel Communications, Inc. Class A (a)                                        465,264
Telecommunication
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks (Cost - $133,381,308) - 101.5%                         139,893,163
-----------------------------------------------------------------------------------------------------------------------------------
                                             Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                              2,395          SPDR Trust Series I                                                            285,292
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Exchange-Traded Funds (Cost - $274,047) - 0.2%                           285,292
-----------------------------------------------------------------------------------------------------------------------------------

                        Face Amount          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.2%      $ 290,390          Brown Brothers Harriman & Co., 2.50% due 7/01/2005                             290,390
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities (Cost - $290,390) - 0.2%                           290,390
-----------------------------------------------------------------------------------------------------------------------------------

                          Number of
                          Contracts          Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased      136,717          S&P 500 Geared Index, expiring November 2005 at USD 113.01, Broker BNP
                                             Paribas                                                                      3,106,656
                             98,893          S&P 500 Geared Index, expiring November 2005 at USD 113.05, Broker HSBC
                                             Securities                                                                   2,247,180
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Options Purchased (Premiums Paid - $0.00) - 3.9%                       5,353,836
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $133,945,745) - 105.8%                           145,822,681
-----------------------------------------------------------------------------------------------------------------------------------

                                             Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written        148,340          S&P 500 Geared Index, expiring November 2005 at USD 117.69, Broker HSBC
                                             Securities                                                                  (3,370,770)
                            205,075          S&P 500 Geared Index, expiring November 2005 at USD 117.71, Broker BNP
                                             Paribas                                                                     (4,659,984)
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Options Written (Premiums Received - $60,000 ) - (5.8%)               (8,030,754)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, Net of Options Written (Cost - $133,885,745**) - 100.0%                                              137,791,927

Other Assets Less Liabilities - 0.0%                                                                                         52,052
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 137,843,979
                                                                                                                      =============

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $133,885,745
                                                                   ============
      Gross unrealized appreciation                                $ 16,679,943
      Gross unrealized depreciation                                 (12,773,761)
                                                                   ------------
      Net unrealized appreciation                                  $  3,906,182
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                      Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                        11,900           $  6,108
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500 (R) GEARED (SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: August 19, 2005